Income Taxes (Tables)	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
The following table presents the components of the income tax (provision) benefit for the three months ended March 31, 2012 and 2013:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Current provision	$(1,930)	$(129)
Deferred (provision) benefit	(1,244)	32,248
Total income tax (provision) benefit	$(3,174)	$32,119